Employees (Details) € in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€) employee	Mar. 31, 2023 EUR (€) employee	Mar. 31, 2022 EUR (€) employee
Employees
Total number of employees	87,173	88,378	86,982
Costs incurred in respect of employees
Wages and salaries | €	€ 4,674	€ 4,384	€ 3,923
Social security costs | €	497	468	449
Other pension costs (note 25 'Post employment benefits') | €	217	212	138
Share-based payments (note 26 'Shared-based payments') | €	110	128	110
Total | €	€ 5,498	€ 5,192	€ 4,620
Discontinued Operations
Employees
Total number of employees	9,109	9,725	9,959
Costs incurred in respect of employees
Other pension costs (note 25 'Post employment benefits') | €		€ 32	€ 30
Total | €	€ 748	€ 650	€ 714
Aggregate continuing and discontinued operations
Employees
Operations	15,707	15,808	15,404
Selling and distribution	22,928	24,676	25,499
Customer care and administration	57,647	57,619	56,038
Total number of employees	96,282	98,103	96,941
Costs incurred in respect of employees
Total | €	€ 6,246	€ 5,842	€ 5,334
Germany
Employees
Total number of employees	15,115	15,242	15,256
UK
Employees
Total number of employees	9,640	9,312	9,198
Other Europe
Employees
Total number of employees	11,441	14,189	15,106
Africa
Employees
Total number of employees	13,578	13,633	13,556
Turkey
Employees
Total number of employees	3,126	3,688	3,753
Vantage Towers
Employees
Total number of employees		753	502
Common Functions
Employees
Total number of employees	34,273	31,561	29,611